Other current liabilities	12 Months Ended
Mar. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Other current liabilities	Other current liabilities

(EUR thousand)		As of March 31
Other current liabilities	Note	2022	2021	2020
Accounts payable - Non trade		6,344	5,833	12,284
Input VAT, withholding tax		3,428	1,370	3,208
Personnel taxes		8,299	8,829	4,185
Share-based payment obligation		—	—	7,396
Lease liabilities current	14	10,538	12,578	14,001
AVPS liabilities		7,210	3,983	3,584
Other current liabilities		2,229	11,600	578
Total		38,048	44,193	45,236
As of March 31, 2021, other current liabilities include EUR9.6 million contingent consideration in respect of the acquisition of ZigZag. As the performance targets set out in the purchase agreement were not met as of December 31, 2021, the contingent consideration liability was not paid out and has been derecognized during the financial year ended March 31, 2022.
As of August 28, 2020, as part of the Group capital reorganization and merger with FPAC, the Management Equity Plan (MEP), which was recognized as a share-based payment obligation, ceased to exist. For more information, refer to Note 25.